Business Combination - Schedule of voting interests (Details)	Jul. 01, 2021 shares
Business Acquisition [Line Items]
Shares	264,537
Percentage of voting interest held	100.00%
EVgo Holdings (LS Power) [Member]
Business Acquisition [Line Items]
Shares	195,800
Percentage of voting interest held	74.00%
CRIS's Class A stockholders [Member]
Business Acquisition [Line Items]
Shares	22,987
Percentage of voting interest held	9.00%
PIPE Investors [Member]
Business Acquisition [Line Items]
Shares	40,000
Percentage of voting interest held	15.00%
CRIS's converted founder shares [Member]
Business Acquisition [Line Items]
Shares	5,750
Percentage of voting interest held	2.00%